PLANT, EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
COST
Beginning balance	$ 35,735,241	$ 23,698,844
Additions and transfers	7,803,637	11,963,171
Effect of movements in exchange rates	427,274	73,226
Ending balance	43,966,152	35,735,241
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	7,996,494	5,105,612
Additions	3,922,442	2,875,106
Effect of movements in exchange rates	95,611	15,776
Ending balance	12,014,547	7,996,494
NET BOOK VALUE
Plant, equipment and mining properties	31,951,605	27,738,747	$ 18,593,232	$ 18,593,232
Mining properties [member]
COST
Beginning balance	10,190,071	4,427,701
Additions and transfers	1,370,176	5,748,689
Effect of movements in exchange rates	121,839	13,681
Ending balance	11,682,086	10,190,071
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	2,283,922	1,170,392
Additions	1,686,830	1,109,914
Effect of movements in exchange rates	27,307	3,616
Ending balance	3,998,059	2,283,922
NET BOOK VALUE
Plant, equipment and mining properties	7,684,027	7,906,149		3,257,309
Office equipment, furniture, and fixtures [member]
COST
Beginning balance	82,730	66,651
Additions and transfers	49,357	15,873
Effect of movements in exchange rates	989	206
Ending balance	133,076	82,730
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	36,394	27,220
Additions	11,898	9,089
Effect of movements in exchange rates	435	85
Ending balance	48,727	36,394
NET BOOK VALUE
Plant, equipment and mining properties	84,349	46,336		39,431
Computer equipment [Member]
COST
Beginning balance	252,726	224,545
Additions and transfers	27,072	27,487
Effect of movements in exchange rates	3,022	694
Ending balance	282,820	252,726
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	115,576	88,778
Additions	26,667	26,524
Effect of movements in exchange rates	1,382	274
Ending balance	143,625	115,576
NET BOOK VALUE
Plant, equipment and mining properties	139,195	137,150		135,767
Mine machinery and transportation equipment [Member]
COST
Beginning balance	14,927,045	10,175,329
Additions and transfers	1,271,265	4,720,276
Effect of movements in exchange rates	178,478	31,440
Ending balance	16,376,788	14,927,045
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	4,206,187	2,761,840
Additions	1,827,225	1,435,813
Effect of movements in exchange rates	50,292	8,534
Ending balance	6,083,704	4,206,187
NET BOOK VALUE
Plant, equipment and mining properties	10,293,084	10,720,858		7,413,489
Mill machinery and processing equipment [Member]
COST
Beginning balance	7,638,019	7,342,421
Additions and transfers	2,137,015	272,911
Effect of movements in exchange rates	91,325	22,687
Ending balance	9,866,359	7,638,019
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	846,472	618,128
Additions	282,535	226,434
Effect of movements in exchange rates	10,121	1,910
Ending balance	1,139,128	846,472
NET BOOK VALUE
Plant, equipment and mining properties	8,727,231	6,791,547		6,724,293
Buildings [member]
COST
Beginning balance	2,644,650	1,462,197
Additions and transfers	2,948,752	1,177,935
Effect of movements in exchange rates	31,621	4,518
Ending balance	5,625,023	2,644,650
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	507,943	439,254
Additions	87,287	67,332
Effect of movements in exchange rates	6,074	1,357
Ending balance	601,304	507,943
NET BOOK VALUE
Plant, equipment and mining properties	$ 5,023,719	$ 2,136,707		$ 1,022,943